Cash and cash equivalents (Details 1) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balances as above	$ 23,918	$ 19,877
Bank overdrafts	(55,469)
Balances per statement of cash flows	$ (31,551)	$ 19,877